Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 51,947	$ 137,568	$ 196,262	$ 257,238	$ 320,719
Cost of goods sold	49,940	86,250	173,578	176,010	248,426
Gross margin	2,007	51,318	22,684	81,228	72,293
Operating Expenses:
Professional fees	30,690	14,200	78,392	100,165	115,135	82,043
Compensation expense – related party	32,000	72,000	144,000	165,000	231,000	84,000
Development expense	13,887	121,170	89,599	184,888	337,033	129,311
Lease expense	33,590	21,296	103,089	51,160	114,702
General and administrative	163,167	129,156	321,298	385,720	492,295	130,334
Total operating expenses	273,334	357,822	736,378	886,933	1,290,165	425,688
Loss from operations	(271,327)	(306,504)	(713,694)	(805,705)	(1,217,872)	(425,688)
Other expense:
Interest expense		(5,656)	(7,090)	(231,734)	(237,390)	(918,579)
Gain (loss) on disposal of fixed assets	894		894	(28,264)	(28,264)
Default penalty of convertible note						(162,798)
Loss on issuance of convertible debt						(717,592)
Change in fair value of derivative				(3,048)	(3,048)	(1,601,016)
Total other expense	894	(5,656)	(6,196)	(263,046)	(268,702)	(3,399,985)
Loss before income taxes	(270,433)	(312,160)	(719,890)	(1,068,751)	(1,486,574)	(3,825,673)
Provision for income taxes
Net Loss	$ (270,433)	$ (312,160)	$ (719,890)	$ (1,068,751)	(1,486,574)	(3,825,673)
Deemed dividend					(536,732)
Net Loss to Common Shareholders					$ (2,023,306)
Net loss per share, basic (in Dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)
Weighted average common shares outstanding, basic (in Shares)	1,461,616,601	1,461,616,601	1,461,616,601	1,435,343,158	1,461,965,506	700,895,412